                                                                               .
                                                                               .
                                                                               .

                      AIM EQUITY FUNDS                                               AIM FUNDS GROUP

          AIM Aggressive Growth Fund - Class A, B,                       AIM Balanced Fund - Class A, B, C and R
                           C and R                                     AIM Basic Balanced Fund - Class A, B and C
        AIM Constellation Fund - Class A, B, C and R                 AIM Mid Cap Basic Value Fund - Class A, B and C
         AIM Dent Demographic Trends Fund - Class A,                 AIM Premier Equity Fund - Class A, B, C and R
                           B and C                                      AIM Select Equity Fund - Class A, B and C
         AM Emerging Growth Fund - Class A, B and C                     Supplement dated December 5, 2003 to the
        AIM Mid Cap Growth Fund - Class A, B, C and R                 Prospectus dated May 1, 2003, as supplemented
          AIM Weingarten Fund - Class A, B, C and R                     August 14, 2003, September 30, 2003 and
          Supplement dated December 5, 2003 to the                                 November 10, 2003
      Prospectus dated March 3, 2003, as supplemented
           August 14, 2003, September 30, 2003 and                    AIM European Small Company Fund - Class A, B
                      November 10, 2003                                                  and C
                                                                   AIM International Emerging Growth Fund - Class A,
     AIM Capital Development Fund - Class A, B, C and R                                  B and C
            Supplement dated December 5, 2003 to                     AIM Small Cap Equity Fund - Class A, B, C and R
     the Prospectus dated March 3, 2003, as supplemented                Supplement dated December 5, 2003 to the
               June 12, 2003, August 14, 2003,                       Prospectus dated May 1, 2003, as supplemented
          September 30, 2003 and November 10, 2003                           June 12, 2003, August 14, 2003,
                                                                        September 30, 2003 and November 10, 2003
           AIM Charter Fund - Class A, B, C and R
          Supplement dated December 5, 2003 to the                      AIM Global Value Fund - Class A, B and C
      Prospectus dated March 3, 2003, as supplemented                   Supplement dated December 5, 2003 to the
              August 14, 2003, August 20, 2003,                       Prospectus dated May 1, 2003, as supplemented
          September 30, 2003 and November 10, 2003                   May 14, 2003, June 12, 2003, August 14, 2003,
                                                                        September 30, 2003 and November 10, 2003
      AIM Diversified Dividend Fund - Class A, B and C
          Supplement dated December 5, 2003 to the                       AIM Balanced Fund - Institutional Class
       Prospectus dated May 2, 2003, as supplemented                  AIM Premier Equity Fund - Institutional Class
       June 12, 2003, August 14, 2003, September 23,                    Supplement dated December 5, 2003 to the
       2003, September 30, 2003 and November 10, 2003                 Prospectus dated May 1, 2003, as supplemented
                                                                         August 14, 2003 and November 10, 2003
      AIM Blue Chip Fund - Investor Class, Class A, B,
                          C and R
AIM Large Cap Basic Value Fund - Investor Class, Class A, B,                        AIM GROWTH SERIES
                          C and R
        AIM Large Cap Growth Fund - Investor Class,                    AIM Basic Value Fund - Class A, B, C and R
                     Class A, B, C and R                              AIM Small Cap Growth Fund - Class A, B, C and R
          Supplement dated December 5, 2003 to the                      Supplement dated December 5, 2003 to the
    Prospectus dated July 21, 2003 as revised October 1,             Prospectus dated May 1, 2003, as supplemented
                  2003 and as supplemented                                 August 14, 2003, September 30, 2003
                      November 10, 2003                                           and November 10, 2003

      AIM Aggressive Growth Fund - Institutional Class                  AIM Global Trends Fund - Class A, B and C
          AIM Blue Chip Fund - Institutional Class                      Supplement dated December 5, 2003 to the
     AIM Capital Development Fund - Institutional Class                   Prospectus dated November 4, 2003 as
           AIM Charter Fund - Institutional Class                            supplemented November 10, 2003
        AIM Constellation Fund - Institutional Class
          AIM Weingarten Fund - Institutional Class                AIM Mid Cap Core Equity Fund - Class A, B, C and R
          Supplement dated December 5, 2003 to the                      Supplement dated December 5, 2003 to the
      Prospectus dated March 3, 2003, as supplemented                Prospectus dated May 1, 2003, as supplemented
        May 1, 2003, June 12, 2003, August 14, 2003,                       August 14, 2003, August 20, 2003,
           August 20, 2003 and November 10, 2003                        September 30, 2003 and November 10, 2003

                   AIM FLOATING RATE FUND                              AIM Basic Value Fund - Institutional Class
                        Class B and C                              AIM Mid Cap Core Equity Fund - Institutional Class
          Supplement dated December 5, 2003 to the                   AIM Small Cap Growth Fund - Institutional Class
        Prospectus dated May 1, 2003 as supplemented                    Supplement dated December 5, 2003 to the
              July 8, 2003 and August 14, 2003                        Prospectus dated May 1, 2003, as supplemented
                                                                          August 14, 2003, August 20, 2003 and
                                                                                   November 10, 2003

           AIM INTERNATIONAL MUTUAL FUNDS                       AIM Money Market Fund - AIM Cash Reserve
                                                                Shares, Class B, C, R and Investor Class
 AIM Asia Pacific Growth Fund - Class A, B and C            AIM Municipal Bond Fund - Investor Class, Class A,
     AIM European Growth Fund - Investor Class                                  B and C
               Class A, B, C and R                          AIM Real Estate Fund - Investor Class, Class A, B
   AIM Global Aggressive Growth Fund - Class A, B                                and C
                      and C                                         AIM Short Term Bond Fund - Class C
      AIM Global Growth Fund - Class A, B and C               AIM Total Return Bond Fund - Class A, B and C
AIM International Growth Fund - Class A, B, C and R              Supplement dated December 5, 2003 to the
       Supplement dated December 5, 2003 to the             Prospectus dated October 29, 2003 as supplemented
          Prospectus dated November 25, 2003                                 November 10, 2003

AIM International Growth Fund - Institutional Class         AIM Limited Maturity Treasury Fund - Institutional
       Supplement dated December 5, 2003 to the                                   Class
           Prospectus dated November 25, 2003                    Supplement dated December 5, 2003 to the
                                                            Prospectus dated October 29, 2003 as supplemented
                                                                             November 10, 2003

               AIM INVESTMENT FUNDS                                 AIM SPECIAL OPPORTUNITIES FUNDS

AIM Developing Markets Fund - Class A, B and C                AIM Opportunities I Fund - Class A, B and C
   Supplement dated December 5, 2003 to the                   AIM Opportunities II Fund - Class A, B and C
Prospectus dated March 3, 2003, as supplemented              AIM Opportunities III Fund - Class A, B and C
  May 23, 2003, June 12, 2003, August 14, 2003,                Supplement dated December 5, 2003 to the
    September 30, 2003 and November 10, 2003                Prospectus dated March 3, 2003, as supplemented
                                                                 August 14, 2003, September 30, 2003
AIM Global Health Care Fund - Class A, B and C                          and November 10, 2003
       AIM Libra Fund - Class A, B and C
   Supplement dated December 5, 2003 to the                                  AIM SUMMIT FUND
Prospectus dated March 3, 2003, as supplemented
    August 14, 2003, September 30, 2003 and                     Supplement dated December 5, 2003 to the
              November 10, 2003                                       Prospectus dated March 3, 2003

AIM Trimark Endeavor Fund - Class A, B, C and R                           AIM TAX-EXEMPT FUNDS
    AIM Trimark Fund - Class A, B, C and R
  AIM Trimark Small Companies Fund - Class A,               AIM High Income Municipal Fund -Class A, B and C
                  B, C and R                                    Supplement dated December 5, 2003 to the
   Supplement dated December 5, 2003 to the                 Prospectus dated July 21, 2003, as supplemented
     Prospectus dated November 4, 2003 as                         August 14, 2003, September 30, 2003
         supplemented November 10, 2003                                  and November 10, 2003

                                                               AIM Tax-Exempt Cash Fund - Investor Class,
        AIM INVESTMENT SECURITIES FUNDS                                        Class A
                                                                Supplement dated December 5, 2003 to the
AIM High Yield Fund - Investor Class, Class A, B,              Prospectus dated July 21, 2003 as revised
                   and C                                          October 1, 2003 and as supplemented
AIM Income Fund - Investor Class, Class A, B, C                             November 10, 2003
                   and R
AIM Intermediate Government Fund - Investor Class,          AIM Tax-Free Intermediate Fund - Class A and A3
             Class A, B, C and R                               Supplement dated December 5, 2003 to the
AIM Limited Maturity Treasury Fund - Class A and            Prospectus dated July 21, 2003, as supplemented
                     A3                                          August 14, 2003 and November 10, 2003

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

                                AIM EQUITY FUNDS

                   AIM Basic Value II Fund - Class A, B and C
                   AIM Core Strategies Fund - Class A, B and C
                     AIM U.S. Growth Fund - Class A, B and C

                    Supplement dated December 5, 2003 to the
        Prospectuses dated March 3, 2003, as supplemented March 3, 2003,
            August 14, 2003, September 30, 2003 and November 10, 2003


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                             (Cash Management Class)
           Supplement dated December 5, 2003 to the Prospectuses dated
                               November 24, 2003.

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                             (Cash Management Class)
            Supplement dated December 5, 2003 to the Prospectus dated
                                November 4, 2003.

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

                          SHORT-TERM INVESTMENTS TRUST

                              Cash Assets Portfolio
                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                              (Institutional Class)
           Supplement dated December 5, 2003 to the Prospectuses dated
                               November 24, 2003.

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                              (Institutional Class)
            Supplement dated December 5, 2003 to the Prospectus dated
                                November 4, 2003.

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                           (Personal Investment Class)
                    Supplement dated December 5, 2003 to the
                      Prospectuses dated November 24, 2003.

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                           (Personal Investment Class)
                      Supplement dated December 5, 2003 to
                     the Prospectus dated November 4, 2003.


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                           (Private Investment Class)
                        Supplement dated December 5, 2003
                  to the Prospectuses dated November 24, 2003.

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                           (Private Investment Class)
                        Supplement dated December 5, 2003
                    to the Prospectus dated November 4, 2003.


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                                 (Reserve Class)
                        Supplement dated December 5, 2003
                  to the Prospectuses dated November 24, 2003.

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                                 (Reserve Class)
                        Supplement dated December 5, 2003
                    to the Prospectus dated November 4, 2003.


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                                (Resource Class)
                        Supplement dated December 5, 2003
                  to the Prospectuses dated November 24, 2003.

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                                (Resource Class)
                        Supplement dated December 5, 2003
                    to the Prospectus dated November 4, 2003.


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                                  (Sweep Class)
                        Supplement dated December 5, 2003
                  to the Prospectuses dated November 24, 2003.

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                                  (Sweep Class)
                        Supplement dated December 5, 2003
                    to the Prospectus dated November 4, 2003.


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.




                                        1